UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: December 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             January 22, 2007

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     93
Form 13F Information Table Value Total:     494349
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      249  3200.00 SH       SOLE                  3200.00
Abbott Laboratories            COM              002824100     3387 69542.00 SH       SOLE                 69542.00
Alliance Data Sys Corp         COM              018581108     9495 152000.00SH       SOLE                152000.00
American Intn'l Group          COM              026874107      210  2934.00 SH       SOLE                  2934.00
Ametek Inc                     COM              031100100    12421 390110.00SH       SOLE                390110.00
Amgen Inc                      COM              031162100      235  3440.00 SH       SOLE                  3440.00
Amphenol Corp Cl A             COM              032095101     6185 99625.00 SH       SOLE                 99625.00
Aptargroup Inc                 COM              038336103    16821 284906.00SH       SOLE                284906.00
BP plc - Sponsored Adr         COM              055622104      458  6824.00 SH       SOLE                  6824.00
Baldor Electric                COM              057741100     5466 163565.00SH       SOLE                163565.00
Bank Of America Corp           COM              060505104      663 12426.00 SH       SOLE                 12426.00
Beckman Coulter Inc            COM              075811109     9368 156650.00SH       SOLE                156650.00
Becton, Dickinson & Co         COM              075887109     1012 14425.00 SH       SOLE                 14425.00
Bed Bath & Beyond Inc          COM              075896100     8774 230277.00SH       SOLE                230277.00
Biomet, Inc                    COM              090613100    11126 269579.00SH       SOLE                269579.00
C R Bard                       COM              067383109    17229 207650.00SH       SOLE                207650.00
C.H. Robinson Worldwide        COM              12541w209     8016 196050.00SH       SOLE                196050.00
CDW Corporation                COM              12512N105     6220 88450.00 SH       SOLE                 88450.00
Capital One Financial Corp     COM              14040H105     2341 30480.00 SH       SOLE                 30480.00
Charles River Labs             COM              159864107     3190 73750.00 SH       SOLE                 73750.00
Chevron Texaco Corp            COM              166764100     1879 25558.00 SH       SOLE                 25558.00
Cintas Corp                    COM              172908105     8153 205325.00SH       SOLE                205325.00
Cisco Systems Inc              COM              17275R102      338 12362.00 SH       SOLE                 12362.00
Citigroup Inc                  COM              172967101      693 12436.00 SH       SOLE                 12436.00
Comcast Corp Cl A Spl          COM              20030N200      293  7000.00 SH       SOLE                  7000.00
Compass Bancshares Inc         COM              20449H109    11988 200975.00SH       SOLE                200975.00
Costco Wholesale Corp          COM              22160K105     1674 31672.00 SH       SOLE                 31672.00
Danaher Corp                   COM              235851102    21880 302038.00SH       SOLE                302038.00
Dentsply International Inc     COM              249030107     7389 247550.00SH       SOLE                247550.00
Donaldson Co                   COM              257651109    18609 536116.00SH       SOLE                536116.00
Dun & Bradsreet Corp           COM              26483E100     7633 92200.00 SH       SOLE                 92200.00
E.W. Scripps Co Cl A           COM              811054204     4527 90650.00 SH       SOLE                 90650.00
Edwards Lifesciences           COM              28176E108     6094 129555.00SH       SOLE                129555.00
Equifax Inc                    COM              294429105    11157 274800.00SH       SOLE                274800.00
Exxon Mobil Corp               COM              30231G102     3494 45592.00 SH       SOLE                 45592.00
Fastenal Co.                   COM              311900104     2393 66700.00 SH       SOLE                 66700.00
Fidelity National Information  COM              31620M106    10313 257250.75SH       SOLE                257250.75
Fifth Third Bancorp            COM              316773100     1235 30165.00 SH       SOLE                 30165.00
First Data Corp                COM              319963104    11661 456936.00SH       SOLE                456936.00
Fiserv, Inc                    COM              337738108    17772 339040.00SH       SOLE                339040.00
General Electric Co            COM              369604103     5226 140452.00SH       SOLE                140452.00
Genlyte Group Inc              COM              372302109      677  8671.00 SH       SOLE                  8671.00
Global Payments Inc.           COM              37940X102     5723 123600.00SH       SOLE                123600.00
Henry Schein Inc               COM              806407102     8960 182925.00SH       SOLE                182925.00
Hewlett-Packard Co             COM              428236103      249  6043.00 SH       SOLE                  6043.00
Honeywell Intn'l Inc           COM              438516106      579 12804.00 SH       SOLE                 12804.00
Hospira Inc                    COM              441060100     7878 234616.00SH       SOLE                234616.00
ITT Corporation                COM              450911102    11655 205125.00SH       SOLE                205125.00
Idex Corp                      COM              45167R104    17261 364073.00SH       SOLE                364073.00
Int'l Business Machines        COM              459200101     1335 13738.00 SH       SOLE                 13738.00
Intel Corp                     COM              458140100      453 22353.39 SH       SOLE                 22353.39
Interline Brands Inc           COM              458743101     3290 146400.00SH       SOLE                146400.00
J P Morgan Chase & Co          COM              46625H100      350  7251.00 SH       SOLE                  7251.00
Johnson & Johnson              COM              478160104     1366 20692.00 SH       SOLE                 20692.00
Landstar System Inc            COM              515098101     2927 76670.00 SH       SOLE                 76670.00
M & T Bank Corp                COM              55261F104     7898 64650.00 SH       SOLE                 64650.00
MSC Industrial Direct Co Cl A  COM              553530106     8422 215125.00SH       SOLE                215125.00
Marshall & Ilsley Corp         COM              571834100     9284 192975.00SH       SOLE                192975.00
Mercantile Bankshares Corp     COM              587405101     5360 114550.00SH       SOLE                114550.00
Merck & Co                     COM              589331107      202  4628.00 SH       SOLE                  4628.00
Micron Technology              COM              595112103      402 28768.00 SH       SOLE                 28768.00
Microsoft Corp                 COM              594918104      395 13220.00 SH       SOLE                 13220.00
National City Corp             COM              635405103     2378 65050.00 SH       SOLE                 65050.00
New York Community Bancorp     COM              649445103      223 13833.00 SH       SOLE                 13833.00
Nordstrom Inc.                 COM              655664100      247  5000.00 SH       SOLE                  5000.00
Pactiv Corp                    COM              695257105     6303 176610.00SH       SOLE                176610.00
Patterson Companies Inc        COM              703395103      218  6150.00 SH       SOLE                  6150.00
Pentair Inc                    COM              709631105     5181 165000.00SH       SOLE                165000.00
PepsiCo, Inc                   COM              713448108      206  3300.00 SH       SOLE                  3300.00
Pfizer Inc                     COM              717081103      502 19376.00 SH       SOLE                 19376.00
Quest Diagnostics Inc          COM              74834L100    11722 221172.00SH       SOLE                221172.00
Robert Half Int'l Inc          COM              770323103     2990 80550.00 SH       SOLE                 80550.00
Rockwell Collins, Inc          COM              774341101     7941 125475.00SH       SOLE                125475.00
Royal Dutch Shell PLC-ADR A    COM              780259206      428  6040.00 SH       SOLE                  6040.00
Sealed Air Corp                COM              81211K100     8834 136076.00SH       SOLE                136076.00
Teleflex Inc                   COM              879369106     5239 81150.00 SH       SOLE                 81150.00
Texas Instruments              COM              882508104      337 11700.00 SH       SOLE                 11700.00
Thermo Fisher Scientific Inc   COM              883556102     6884 152000.00SH       SOLE                152000.00
U.S. Bancorp                   COM              902973304     6094 168375.86SH       SOLE                168375.86
UCBH Holdings Inc.             COM              90262T308     5120 291578.00SH       SOLE                291578.00
United Technologies Corp       COM              913017109     2424 38765.00 SH       SOLE                 38765.00
Varian Medical Systems         COM              92220P105     4310 90600.00 SH       SOLE                 90600.00
Washington Mutual Inc          COM              939322103      291  6404.00 SH       SOLE                  6404.00
Waters Corp                    COM              941848103     6016 122847.00SH       SOLE                122847.00
Wells Fargo & Co.              COM              949746101     3356 94362.00 SH       SOLE                 94362.00
Westamerica Bancorp            COM              957090103     6696 132250.00SH       SOLE                132250.00
Western Union Co               COM              959802109    10089 450003.00SH       SOLE                450003.00
Zimmer Holdings Inc            COM              98956P102      208  2650.00 SH       SOLE                  2650.00
Zions Bancorporation           COM              989701107    16511 200282.00SH       SOLE                200282.00
Franklin Templeton, Oregon Tax COM              354723785      270 22727.0240SH      SOLE               22727.0240
Lord Abbett Affiliated Fund Cl COM              544001100      574 37597.7200SH      SOLE               37597.7200
Prudent Bear Fund              COM              744294109       68 11998.0850SH      SOLE               11998.0850
Vanguard 500 Index Fund        COM              922908108      756 5786.6740SH       SOLE                5786.6740